Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Statement of changes in equity [abstract]
Tax recovery from share-based compensation	$ 0.0	$ 2.8